Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Debt [Line Items]
Debt Obligations
(7)	Debt Obligations
Debt obligations consisted of the following:

	March 31, 2026	December 31, 2025
Long-term debt	$—	$397,128
Less: unamortized issuance costs	—	(5,140)

Long-term debt, net	$—	$391,988

Current portion of long-term debt	$—	$4,063
Less: unamortized issuance costs	—	(1,565)

Current portion of long-term debt, net	$—	$2,498

Extinguishment of Term Debt
In connection with the completion of the IPO and the application of the net proceeds therefrom, the Company caused SOLV Energy Holdings LLC to terminate its existing term credit agreement and fully repay outstanding term debt of approximately $401,100. The Company recognized a $10,485 loss on the extinguishment of debt relating to the write-off
of unamortized debt issuance costs of $6,419 and prepayment penalty of $4,066.
New Revolving Credit Facility
On February 12, 2026, in connection with the IPO, the Company terminated its existing revolving credit facility (the “Old Revolver”) and entered into a New Revolving Credit Facility (the “New Revolver”) with various lenders providing for revolving borrowings in an aggregate principal amount of $200,000. The obligations under the New Revolver are secured by substantially all of the assets of the Company and its subsidiaries.
The New Revolver matures on February 12, 2031 and is subject to the usual and customary affirmative and negative covenants for facilities and transactions of this type. The New Revolver bears interest at a rate per annum equal to either of the following, plus, in each case, an applicable margin ranging from 0.50% to 1.25%, with respect base rate borrowings and 1.50% to 2.25% with respect to SOFR borrowings, in each case, based on our total net leverage ratio: (a) the base rate and (b) a benchmark reference rate. The New Revolver is subject to an annual unused line fee which shall accrue at a rate ranging from 0.20% to 0.35%, based on the total net leverage ratio. For additional information regarding the terms of the New Revolver, including interest rates, maturities, covenants and collateral, refer to Note 8—Debt Obligations in our Annual Report on Form
10-K
for the year ended December 31, 2025.

As of March 31, 2026, there were no borrowings outstanding under the New Revolver and $8,453 of letters of credit were outstanding.
The Old Revolver was legally terminated and replaced with the New Revolver, and the Company accounted for the replacement as a modification of a revolving-debt arrangement. The analysis was based on a comparison of borrowing capacity under the Old Revolver and the New Revolver. Accordingly, the unamortized deferred financing costs of $1,598 associated with the Old Revolver continue to be deferred and are amortized over the term of the New Revolver.
In connection with entry into the New Revolver, the Company incurred approximately $2,919 of lender and third-party fees.

SOLV Energy Holdings LLC [Member]
Schedule of Debt [Line Items]
Debt Obligations
(8) Debt Obligations
Debt obligations consisted of the following:

	December 31,
	2025	2024
Long-term debt	$397,128	$369,017
Less: unamortized issuance costs	(5,140)	(6,185)

Long-term debt, net	$391,988	$362,832

Current portion of long-term debt	$4,063	$3,737
Less: unamortized issuance costs	(1,565)	(1,258)

Current portion of long-term debt, net	$2,498	$2,479

Revolving Credit Facilities
Prior to the Merger, CS Energy and SOLV Energy each maintained separate revolving credit facilities.
Legacy CS Energy Revolving Facility
In May 2021, CS Energy entered into a $30,000 revolving credit facility, which was subsequently assigned to a new creditor in July 2022 (the “CS Revolving Facility”). The facility included a $25,000 letter of credit subfacility and was scheduled to mature in May 2026. Borrowings bore interest at variable rates based on LIBOR (subsequently transitioned to SOFR or an alternate base rate), plus an applicable margin, and were subject to customary commitment and letter of credit fees.
In connection with the Merger on October 7, 2024, amounts under the CS Revolving Facility were fully settled and the facility was terminated. Accordingly, there were no outstanding borrowings or letters of credit under the facility at December 31, 2024.
SOLV Energy Revolving Credit Facility
Prior to the Merger, SOLV Energy maintained a $60,000 revolving credit facility (the “Revolver”) maturing in December 2025. The facility provided for borrowings at variable rates based on SOFR or alternate base rate options, plus an applicable margin, and included a commitment fee on unused amounts.
On October 7, 2024, in connection with the Merger, the Company amended the Revolver (the “Amended Revolver”) to increase the borrowing to $90,000. There were no changes to the lenders under the Amended Revolver.
The interest rate on the Amended Revolver is, at the Company’s option, the highest of (a) the Federal Funds Effective Rate, as defined in the Amended Revolver agreement, plus 0.50%, (b) the Prime Rate, as defined in the Amended Revolver agreement, or (c) the Term SOFR, as defined in the Amended Revolver agreement for a one-month
tenor (not less than the applicable floor) plus 1.00%.
The Company had $11,183 of letters of credit issued and outstanding under the Amended Revolver as of December 31, 2025. The Amended Revolver matures on October 7, 2028.
Credit Agreements
Prior to the Merger, CS Energy and SOLV Energy each maintained separate term credit agreements.
Legacy CS Energy Term Loan
In May 2021, CS Energy entered into a $125,000 term loan agreement. The loan bore interest at variable rates based on LIBOR (subsequently transitioned to Term SOFR in 2023) plus an applicable margin of 6.5%.
The facility required quarterly principal payments equal to 0.25% of the original principal balance, with a balloon payment due at maturity in May 2027. The agreement also required annual mandatory prepayments based on excess cash flow, as defined in the agreement.
On October 7, 2024, in connection with the Merger, the CS Energy Term Loan was fully repaid. The Company recorded a loss on extinguishment of $1,379 during the year ended December 31, 2024.
SOLV Energy Credit Agreement
Prior to the Merger, in 2021, SOLV Energy entered into a term credit agreement (the “Original Credit Agreement”) providing for a $275,000 term loan.
The loan required fixed quarterly principal payments beginning in March 2022, with a balloon payment due in December 2027. Borrowings bore interest at variable rates based on SOFR or alternate base rate options, plus an applicable margin.

On October 7, 2024, in
connection
with the Merger, the Company amended the Original Credit Agreement to increase the borrowing to
 $
373,700
(the “Amended Credit Agreement”). As a result of the amendment, certain lenders under the Original Credit Agreement are no longer participants of the Amended Credit Agreement and new lenders joined the Amended Credit Agreement. The Company accounted for the Amended Credit Agreement as a debt modification or extinguishment on a lender-by-lender
basis in accordance with applicable accounting guidance and recorded a $
3,019
loss for the year ended December 31, 2024 in “Loss on debt extinguishment” on the consolidated statement of operations.
Interest on the Amended Credit Agreement is based on the
one-month
term SOFR plus a spread, as elected by the Company. Amounts borrowed under the Amended Credit Agreement will amortize in equal quarterly installments, with aggregate annual payments equal to 1.00% of the original principal amount, and the remaining balance payable upon maturity. The Amended Credit Agreement matures on October 7, 2029 and is secured by substantially all of the assets of the Company and its subsidiaries.
On January 9, 2025, the Company borrowed an additional $32,500 on its Amended Credit Agreement.
For the year ended December 31, 2025, in accordance with the Amended Credit Agreement, the Company paid four quarterly principal payments of $1,016 and interest payments of $41,801 with an interest rate of 10.58%.
The following table presents the future principal payments required under the Amended Credit Agreement:

Year Ending December 31:
2026	$4,063
2027	4,063
2028	4,063
2029	389,002

401,191
Less: unamortized issuance costs	(6,705)

Total	$394,486

On December 13, 2025 and December 16, 2025, the lenders to the Amended Revolver and Amended Credit Agreement (the “Agreements”), respectively, agreed to waive any potential defaults that may have occurred under the Agreements as a result of the restatement of the Company’s previously issued consolidated financial statements for the years ended December 31, 2024, 2023 and 2022.
Equipment Financing
In 2023, the Company entered into an equipment financing transaction with a specialized equipment finance provider to borrow approximately $25,000 against construction equipment owned by the Company.
The proceeds from the transaction were recognized as a financing liability, with subsequent payments being allocated between interest expense and reduction of the financing liability.
The underlying financing agreements comprising the financing liability are
72-month
terms ending in 2029. For the twelve months ended December 31, 2025, the equipment financing transaction had an implicit interest rate of approximately 12%.
Additionally, in connection with SDI acquisition, SDI and the Company entered into an equipment financing transaction with a specialized equipment finance provider to borrow approximately $14,500 against construction equipment owned by SDI. The proceeds were used to fund the closing payment on the acquisition date. The underlying financing agreement has a
60-month
term ending in 2030. For the year-ended December 31, 2025, the equipment financing transaction related to the SDI acquisition had an implicit interest rate of approximately 14%. For more information on the SDI acquisition, see Note 15—
Business Combinations
.

The following table presents the future principal payments required by the equipment financing arrangement:

Year Ending December 31:
2026	$6,526
2027	7,279
2028	8,004
2029	5,689
2030	345

Total	$27,843